Note 51 - Consolidated Statement Of Cash Flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated statements of cash flows
Main Variances In Cash Flows From Operating Activities	€ (4,568)	€ (16,478)
Main Variances In Cash Flows From Investing Activities	3,462	3,851
Main Variances In Cash Flows From Financing Activities	1,015	(1,240)
Debt Securities Issued [Member]
Main Variances In Liabilities In Financing Activities Line Items
Financing Activities Liabilities at the Beginning	59,388
Financing Actities Liabilities Changes Abstract
Inflows Of Cash	(5,958)
Increase Decrease Through Acquisition Financing Activities Liabilities	0
Increase Decrease Net Exchange Differences Financing Activities Liabilities	(2,796)
Increase Decrease Fair Value Changes Financing Activities Liabilities	0
Financing Activities Liabilities at the End	50,635	59,388
Subordinated debt securities issued
Main Variances In Liabilities In Financing Activities Line Items
Financing Activities Liabilities at the Beginning	16,987
Financing Actities Liabilities Changes Abstract
Inflows Of Cash	1,679
Increase Decrease Through Acquisition Financing Activities Liabilities	0
Increase Decrease Net Exchange Differences Financing Activities Liabilities	(1,223)
Increase Decrease Fair Value Changes Financing Activities Liabilities	0
Financing Activities Liabilities at the End	17,443	16,987
Short Term Debt Member [Member]
Main Variances In Liabilities In Financing Activities Line Items
Financing Activities Liabilities at the Beginning	11,556
Financing Actities Liabilities Changes Abstract
Inflows Of Cash	(1,319)
Increase Decrease Through Acquisition Financing Activities Liabilities	0
Increase Decrease Net Exchange Differences Financing Activities Liabilities	(224)
Increase Decrease Fair Value Changes Financing Activities Liabilities	0
Financing Activities Liabilities at the End	10,013	11,556
Other financial liabilities
Main Variances In Liabilities In Financing Activities Line Items
Financing Activities Liabilities at the Beginning	10,179
Financing Actities Liabilities Changes Abstract
Inflows Of Cash	(378)
Increase Decrease Through Acquisition Financing Activities Liabilities	0
Increase Decrease Net Exchange Differences Financing Activities Liabilities	(910)
Increase Decrease Fair Value Changes Financing Activities Liabilities	0
Financing Activities Liabilities at the End	8,891	10,179
Total [Member]
Main Variances In Liabilities In Financing Activities Line Items
Financing Activities Liabilities at the Beginning	98,111
Financing Actities Liabilities Changes Abstract
Inflows Of Cash	(5,976)
Increase Decrease Through Acquisition Financing Activities Liabilities	0
Increase Decrease Net Exchange Differences Financing Activities Liabilities	(5,153)
Increase Decrease Fair Value Changes Financing Activities Liabilities	0
Financing Activities Liabilities at the End	€ 86,982	€ 98,111